Restatement of Previously Issued Financial Statements - Additional Information (Detail) - ACON S2 Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net tangible assets	$ 5,000,001
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase decrease in additional paid-in capital	5,700,000
Increase decrease in accumulated deficit	26,100,000
Reclassifications of Permanent Equity to Temporary Equity	$ 31,900,000